                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09951

Morgan Stanley New Discoveries Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)                    (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: August 31, 2003

Date of reporting period: August 31, 2003

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley New Discoveries Fund performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk. which is the possibility that the market values of securities owned by the Fund will decline and, therefore, the value of the Fund shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

Fund Report
For the year ended August 31, 2003

Total Return for the 12-month period ended August 31, 2003

Class A	Class B	Class C	Class D
26.78%	25.94%	25.75%	27.14%

Russell Mid-Cap Growth Index[1]	S&P Mid-Cap 400 Index[2]	Lipper Mid-Cap Growth Funds Index[3]
30.39%	18.42%	23.98%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information.

Market Conditions

In the early stages of the 12-month period ended August 31, 2003, the long-anticipated economic recovery appeared reluctant to surface. Despite interest rates at historically low levels, corporate earnings failed to rebound as quickly as had been expected. Uncertainty over the likelihood and timing of the potential war with Iraq only worsened investor sentiment in the first months of 2003.

Investor sentiment subsequently improved based on expectations of a swift U.S. victory in Iraq, encouraging economic data and reports of corporate earnings that exceeded expectations. These factors triggered a strong market rally that saw the S&P 500 Index appreciate more than 25 percent from its mid-March lows. Technology, telecommunications and other stocks offering higher risk and increased growth potential led this upsurge.

The rally in the equity markets continued through the end of the period, with August boasting the sixth consecutive month of positive returns. Good news surfaced in manufacturing, where new orders drove production increases to levels not seen since June 1999. Despite improvements on the economic front, however, businesses still seemed reluctant to make longer-term commitments such as building up inventories, hiring new workers or increasing capital expenditures.

Performance Analysis

The Fund's underperformance relative to the Russell Mid-Cap Growth Index resulted primarily from stock selection in various sectors. In health care, holdings in medical and dental instruments and supplies, biotechnology and health care facilities detracted from relative performance. Select communications technology companies and crude oil producers also had a negative effect.

Stock selection and an overweighting in the consumer discretionary area helped the Fund's performance. Positive contributors in the consumer discretionary sector were found in casinos and gambling, leisure time, and radio & TV broadcasters. Among these standouts, our investment in a pre-eminent lottery service provider benefited from the search by states to find alternate sources of revenue to compensate for decreasing federal subsidies. The Fund also benefited from strong selection in financial services, especially among banks outside of New York, property and casualty insurers and small loan providers. An underweighting to the consumer staples sector also contributed to the Fund's performance during the period.

TOP 10 HOLDINGS
Gtech Holdings Corp.	2.6%
Univision Communications Inc.	2.2
Stericycle Inc.	2.0
Varian Medical Systems Inc.	2.0
Abercrombie & Fitch Co.	1.7
Dollar Tree Stores Inc.	1.6
Royal Caribbean Cruises	1.6
Corporate Executive Board	1.5
Electronic Arts	1.5
Symantec Corp.	1.4

TOP FIVE INDUSTRIES
Semiconductors	5.7%
Casinos/Gaming	5.1
Broadcasting	4.8
Packaged Software	4.2
Medical Specialties	4.2

Subject to change daily. All percentages are as a percentage of net assets. Provided for informational purposes only and should not be deemed as a recommendation to buy the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

1.	The Fund's Sub-Adviser focuses on companies that, in its view, demonstrate one or more of the following characteristics: high earnings growth rates, growth stability, rising earnings estimates, rising profitability, attractive business models and strong cash flow.

2.	A quantitative screening process is used to identify potential investments and then a fundamental "bottom up" approach and valuation analysis are applied in order to arrive at overall stock selection and sector allocation.

Annual Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents including shareholder reports, prospectuses and proxy materials to investors with the same last name and who reside at the same address. Your participation in this program will continue for an unlimited period of time, unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 am to 8:00 pm, ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Proxy Voting Policies and Procedures

A description of the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities is available without charge, upon request, by calling (800) 869-NEWS. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

Performance Summary

Performance of a $10,000 Investment

Past performance is not predictive of future returns. Investment return and principal value will fluctuate. When you sell fund shares, they may be worth less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

Average Annual Total Returns — Period Ended August 31, 2003

	Class A Shares* (since 09/27/00)		Class B Shares** (since 09/27/00)		Class C Shares† (since 09/27/00)		Class D Shares†† (since 09/27/00)
Symbol	NDFAX		NDFBX		NDFCX		NDFDX
1 Year	26.78%	[4]	25.94%	[4]	25.75%	[4]	27.14%	[4]
	20.13	[5]	20.94	[5]	24.75	[5]
Since Inception	(20.25)	[4]	(20.84)	[4]	(20.94)	[4]	(20.04)	[4]
	(21.71)	[5]	(21.66)	[5]	(20.94)	[5]

Notes on Performance

(1)	The Russell Mid-Cap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2)	The Standard and Poor's MidCap 400 Index (S&P 400) is a market-value weighted index, the performance of which is based on the performance of 400 domestic stocks chosen for market size, liquidity and industry group representation. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(3)	The Lipper Mid-Cap Growth Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Mid-Cap Growth Index classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.
(4)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(5)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
*	The maximum front-end sales charge for Class A is 5.25%.
**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
†	The maximum contingent deferred sales charge for Class C is 1% for shares redeemed within one year of purchase.
††	Class D has no sales charge.
‡	Closing value assuming a complete redemption on August 31, 2003.

Morgan Stanley New Discoveries Fund

Portfolio of Investments August 31, 2003

NUMBER OF SHARES		VALUE
	Common Stocks (98.1%)
	Advertising/Marketing Services (0.4%)
12,900	R.H. Donnelley Corp.*	$534,060
	Air Freight/Couriers (1.0%)
19,250	C.H. Robinson Worldwide, Inc.	730,922
20,050	Expeditors International of Washington, Inc.	756,085
		1,487,007
	Airlines (0.8%)
20,800	JetBlue Airways Corp.*	1,121,120
	Apparel/Footwear (1.4%)
35,400	Coach, Inc.*	2,054,616
	Apparel/Footwear Retail (3.6%)
83,500	Abercrombie & Fitch Co. (Class A)*	2,541,740
50,125	Chico's FAS, Inc.*	1,628,561
52,100	TJX Companies, Inc. (The)	1,128,486
		5,298,787
	Auto Parts: O.E.M. (0.5%)
19,000	Gentex Corp.*	712,690
	Beverages: Non-Alcoholic (0.5%)
31,900	Cott Corp. (Canada)*	741,356
	Biotechnology (3.4%)
35,350	Celgene Corp.*	1,360,621
28,850	Genzyme Corp.	1,360,277
19,500	ICOS Corp.*	759,330
20,700	MedImmune, Inc.*	721,809
29,200	NPS Pharmaceuticals, Inc.*	801,832
		5,003,869
	Broadcasting (4.8%)
50,600	Citadel Broadcasting Co.*	1,117,248
90,350	Radio One, Inc. (Class D)*	1,486,257
88,050	Univision Communications, Inc. (Class A)*	$3,300,994
35,650	Westwood One, Inc.*	1,144,365
		7,048,864
	Casino/Gaming (5.1%)
91,300	GTECH Holdings Corp.	3,869,294
72,100	International Game Technology	1,863,064
61,500	Station Casinos, Inc.	1,829,625
		7,561,983
	Computer Communications (1.0%)
24,350	Emulex Corp.*	589,513
48,400	Juniper Networks, Inc.*	833,448
		1,422,961
	Computer Peripherals (1.6%)
25,500	ATI Technologies Inc. (Canada)*	385,050
53,850	Network Appliance, Inc.*	1,206,778
34,100	Seagate Technology (Cayman Islands)	784,641
		2,376,469
	Containers/Packaging (1.0%)
29,500	Sealed Air Corp.*	1,435,470
	Data Processing Services (1.3%)
28,900	Global Payments Inc.	1,090,975
28,200	SunGard Data Systems Inc.*	795,240
		1,886,215
	Discount Stores (3.0%)
86,600	Dollar General Corp.	1,985,738
61,050	Dollar Tree Stores, Inc.*	2,394,991
		4,380,729
	Electronic Components (2.8%)
15,950	Amphenol Corp. (Class A)*	869,753
27,900	Flextronics International, Ltd. (Singapore)*	376,371
8,400	OmniVision Technologies, Inc.*	372,876

See Notes to Financial Statements

Morgan Stanley New Discoveries Fund

Portfolio of Investments August 31, 2003 continued

NUMBER OF SHARES		VALUE
29,100	QLogic Corp.*	$1,426,482
18,700	SanDisk Corp.*	1,130,602
		4,176,084
	Electronic Distributors (0.5%)
13,560	CDW Corp.*	699,832
	Electronic Equipment/ Instruments (0.5%)
226,500	JDS Uniphase Corp.*	779,160
	Electronic Production Equipment (3.7%)
33,900	Amkor Technology, Inc.*	595,962
26,700	ASML Holding NV (Netherlands)*	424,530
26,650	KLA-Tencor Corp.*	1,581,944
19,200	Lam Research Corp.*	493,824
30,500	Novellus Systems, Inc.*	1,218,780
16,200	Synopsys, Inc.*	1,105,002
		5,420,042
	Electronics/Appliances (1.2%)
17,425	Harman International Industries, Inc.	1,736,401
	Finance/Rental/Leasing (1.0%)
34,600	Doral Financial Corp. (Puerto Rico)	1,420,330
	Financial Conglomerates (0.5%)
26,700	Brascan Corp. (Class A) (Canada)	693,399
	Financial Publishing/Services (2.1%)
16,200	eSpeed, Inc (Class A)*	369,360
69,600	Interactive Data Corp.*	1,165,104
31,200	Moody's Corp.	1,618,032
		3,152,496
	Gas Distributors (0.9%)
39,900	Questar Corp.	1,279,992
	Home Building (0.9%)
3,225	NVR, Inc.*	1,398,038
	Home Furnishings (0.5%)
9,700	Mohawk Industries, Inc.*	$707,712
	Hotels/Resorts/Cruiselines (1.6%)
76,200	Royal Caribbean Cruises Ltd. (Liberia)	2,373,630
	Industrial Machinery (0.5%)
19,600	Graco Inc.	774,004
	Industrial Specialties (0.5%)
28,400	Ecolab Inc.	732,436
	Information Technology Services (0.6%)
15,300	Citrix Systems, Inc.*	315,027
27,600	PeopleSoft, Inc.*	499,560
		814,587
	Insurance Brokers/Services (0.5%)
19,633	ChoicePoint Inc.*	770,595
	Integrated Oil (0.4%)
32,400	Suncor Energy, Inc. (Canada)	604,260
	Internet Software/Services (1.0%)
53,300	BEA Systems, Inc.*	722,215
38,250	Siebel Systems, Inc.*	385,560
23,900	VeriSign, Inc.*	357,783
		1,465,558
	Investment Banks/Brokers (1.6%)
118,200	AmeriTrade Holding Corp. (Class A)*	1,284,834
14,900	Legg Mason, Inc.	1,070,267
		2,355,101
	Investment Managers (1.1%)
22,950	Affiliated Managers Group, Inc.*	1,556,010
	Managed Health Care (2.4%)
74,200	Caremark Rx, Inc.*	1,864,646
14,600	Coventry Health Care, Inc.*	685,324
18,800	Mid Atlantic Medical Services, Inc.*	922,328
		3,472,298

See Notes to Financial Statements

Morgan Stanley New Discoveries Fund

Portfolio of Investments August 31, 2003 continued

NUMBER OF SHARES		VALUE
	Medical Specialties (4.2%)
10,400	Bard (C.R.), Inc.	$696,800
5,300	Bio-Rad Laboratories, Inc. (Class A)*	271,095
23,300	St. Jude Medical, Inc.*	1,213,231
53,100	Varian Medical Systems, Inc.*	2,965,635
19,200	Zimmer Holdings, Inc.*	993,408
		6,140,169
	Medical/Nursing Services (0.7%)
28,750	Lincare Holdings, Inc.*	995,613
	Miscellaneous Commercial Services (2.9%)
51,400	Corporate Executive Board Co. (The)*	2,269,310
34,675	Iron Mountain Inc.*	1,282,975
32,100	Viad Corp.	766,548
		4,318,833
	Movies/Entertainment (0.7%)
14,100	Pixar, Inc.*	1,026,903
	Oil & Gas Production (0.9%)
54,900	Pioneer Natural Resources Co.*	1,392,264
	Oilfield Services/Equipment (2.0%)
38,600	BJ Services Co.*	1,442,482
39,450	Smith International, Inc.*	1,542,101
		2,984,583
	Other Consumer Services (3.4%)
11,000	Apollo Group, Inc. (Class A)*	704,770
8,000	Career Education Corp.*	361,040
55,600	DeVry, Inc.*	1,442,820
21,200	ITT Educational Services, Inc.*	919,020
36,455	Weight Watchers International, Inc.*	1,580,324
		5,007,974
	Other Metals/Minerals (0.5%)
16,000	Phelps Dodge Corp.*	$767,840
	Packaged Software (4.2%)
30,150	Adobe Systems Inc.	1,170,725
25,750	Mercury Interactive Corp.*	1,130,168
79,150	Network Associates, Inc.*	1,101,768
36,050	Symantec Corp.*	2,070,352
22,000	VERITAS Software Corp.*	758,560
		6,231,573
	Personnel Services (0.4%)
25,100	Monster Worldwide Inc.*	685,732
	Pharmaceuticals: Other (1.3%)
17,300	Allergan, Inc.	1,374,658
32,000	Endo Pharmaceuticals Holdings, Inc.*	542,400
		1,917,058
	Property – Casualty Insurers (1.0%)
3,680	White Mountains Insurance Group, Ltd. (Bermuda)	1,465,229
	Recreational Products (1.5%)
24,850	Electronic Arts Inc.*	2,230,288
	Regional Banks (0.4%)
21,225	UCBH Holdings, Inc.	678,988
	Restaurants (1.8%)
11,850	Krispy Kreme Doughnuts, Inc.*	522,941
13,000	P.F. Chang's China Bistro, Inc.*	604,500
35,200	Sonic Corp.*	825,792
31,300	Starbucks Corp.*	890,172
		2,843,405
	Savings Banks (0.6%)
41,800	Sovereign Bancorp, Inc.	822,624

See Notes to Financial Statements

Morgan Stanley New Discoveries Fund

Portfolio of Investments August 31, 2003 continued

NUMBER OF SHARES		VALUE
	Semiconductors (5.7%)
200,700	Agere Systems Inc. (Class A)*	$606,114
48,700	Altera Corp.*	1,092,828
33,550	Broadcom Corp. (Class A)*	921,954
36,150	Integrated Circuit Systems, Inc.*	1,247,898
54,050	Intersil Corp. (Class A)*	1,574,477
14,000	Linear Technology Corp.	577,080
38,200	Marvell Technology Group Ltd. (Bermuda)*	1,610,894
26,700	Microchip Technology Inc.	747,867
		8,379,112
	Services to the Health Industry (3.1%)
18,300	AdvancePCS*	735,294
30,300	Medco Health Solutions Inc.	809,010
61,900	Stericycle, Inc.*	2,970,581
		4,514,885
	Specialty Insurance (1.3%)
1,750	Markel Corp.*	470,313
29,800	Radian Group, Inc.	1,418,182
		1,888,495
	Specialty Stores (3.3%)
9,600	AutoZone, Inc.*	881,280
40,300	CarMax Inc.*	1,553,565
35,100	PETSMART, Inc.	839,592
2,000	Regis Corp.*	69,180
38,500	Tiffany & Co.	1,498,420
		4,842,037
	Specialty Telecommunications (3.1%)
111,300	American Tower Corp. (Class A)*	1,266,594
134,900	Crown Castle International Corp.*	1,450,175
79,200	IDT Corp. (Class B)*	$1,408,968
16,500	NTL Inc.*	663,960
		4,789,697
	Telecommunication Equipment (0.9%)
102,800	Corning Inc.*	848,100
10,200	UTStarcom, Inc.*	438,192
		1,286,292
	Total Common Stocks
	(Cost $120,478,962)	144,657,755

PRINCIPAL AMOUNT IN THOUSANDS
Short-Term Investment (2.2%)
Repurchase Agreement
$3,308	Joint repurchase agreement account 1.05% due 09/02/03 (dated 08/29/03; proceeds $3,308,386) (a) (Cost $3,308,000)	3,308,000

Total Investments (Cost $123,786,962) (b)	100.3%	147,965,755
Liabilities in Excess of Other Assets	(0.3)	(492,897)
Net Assets	100.0%	$147,472,858

*	Non-income producing security.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)	The aggregate cost for federal income tax purposes is $125,056,494. The aggregate gross unrealized appreciation is $23,898,224 and the aggregate gross unrealized depreciation is $988,963, resulting in net unrealized appreciation of $22,909,261.

See Notes to Financial Statements

Morgan Stanley New Discoveries Fund

Financial Statements

Statement of Assets and Liabilities

August 31, 2003

Assets:
Investments in securities, at value
(cost $123,786,962)	$147,965,755
Receivable for:
Investments sold	1,300,291
Dividends	29,560
Shares of beneficial interest sold	20,947
Prepaid expenses and other assets	58,089
Total Assets	149,374,642
Liabilities:
Payable for:
Investments purchased	1,430,951
Shares of beneficial interest redeemed	138,181
Investment management fee	120,512
Distribution fee	108,597
Accrued expenses and other payables	103,543
Total Liabilities	1,901,784
Net Assets	$147,472,858
Composition of Net Assets:
Paid-in-capital	$460,328,269
Net unrealized appreciation	24,178,793
Accumulated net realized loss	(337,034,204)
Net Assets	$147,472,858
Class A Shares:
Net Assets	$13,925,293
Shares Outstanding (unlimited authorized, $.01 par value)	2,698,278
Net Asset Value Per Share	$5.16
Maximum Offering Price Per Share,
(net asset value plus 5.54% of net asset value)	$5.45
Class B Shares:
Net Assets	$104,235,081
Shares Outstanding (unlimited authorized, $.01 par value)	20,652,776
Net Asset Value Per Share	$5.05
Class C Shares:
Net Assets	$25,323,353
Shares Outstanding (unlimited authorized, $.01 par value)	5,032,748
Net Asset Value Per Share	$5.03
Class D Shares:
Net Assets	$3,989,131
Shares Outstanding (unlimited authorized, $.01 par value)	767,846
Net Asset Value Per Share	$5.20

See Notes to Financial Statements

Morgan Stanley New Discoveries Fund

Financial Statements continued

Statement of Operations

For the year ended August 31, 2003

Net Investment Loss:
Income
Dividends (net of $2,806 foreign withholding tax)	$306,602
Interest	25,736
Total Income	332,338
Expenses
Investment management fee	1,385,785
Distribution fee (Class A shares)	33,552
Distribution fee (Class B shares)	974,897
Distribution fee (Class C shares)	234,490
Transfer agent fees and expenses	519,731
Shareholder reports and notices	96,856
Professional fees	63,707
Registration fees	46,467
Custodian fees	27,040
Trustees' fees and expenses	13,341
Other	8,502
Total Expenses	3,404,368
Net Investment Loss	(3,072,030)
Net Realized and Unrealized Gain:
Net realized gain	2,316,623
Net change in unrealized depreciation	31,853,144
Net Gain	34,169,767
Net Increase	$31,097,737

See Notes to Financial Statements

Morgan Stanley New Discoveries Fund

Financial Statements continued

Statement of Changes in Net Assets

	FOR THE YEAR ENDED AUGUST 31, 2003	FOR THE YEAR ENDED AUGUST 31, 2002
Increase (Decrease) in Net Assets:
Operations:
Net investment loss	$(3,072,030)	$(4,877,813)
Net realized gain (loss)	2,316,623	(117,748,899)
Net change in unrealized depreciation	31,853,144	45,688,429
Net Increase (Decrease)	31,097,737	(76,938,283)
Net decrease from transactions in shares of beneficial interest	(40,344,736)	(92,290,288)
Net Decrease	(9,246,999)	(169,228,571)
Net Assets:
Beginning of period	156,719,857	325,948,428
End of Period	$147,472,858	$156,719,857

See Notes to Financial Statements

Morgan Stanley New Discoveries Fund

Notes to Financial Statements August 31, 2003

1.   Organization and Accounting Policies

Morgan Stanley New Discoveries Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital growth. The Fund seeks to achieve its objective by investing primarily in common stocks of companies with market capitalizations, at the time of purchase, that fall within the range of companies included within the Russell Mid-Cap Growth Index and the Standard & Poor's Mid-Cap 400 Index. The Fund was organized as a Massachusetts business trust on May 16, 2000 and commenced operations on September 27, 2000.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) an equity portfolio security listed or traded on the New York or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") or Morgan Stanley Investments, LP (the "Sub-Advisor"), determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley New Discoveries Fund

Notes to Financial Statements August 31, 2003 continued

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C.   Repurchase Agreements — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D.   Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E.   Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

G.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Management and Sub-Advisory Agreements

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 1.0% to the net assets of the Fund determined as of the close of each business day.

Under a Sub-Advisory Agreement between the Sub-Advisor and the Investment Manager, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager paid the Sub-Advisor compensation of $554,314 for the year ended August 31, 2003.

Morgan Stanley New Discoveries Fund

Notes to Financial Statements August 31, 2003 continued

3.   Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager and Sub-Advisor. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A; (ii) Class B – 1.0% of the average daily net assets of Class B; and (iii) Class C – up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $21,472,383 at August 31, 2003.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended August 31, 2003, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended August 31, 2003, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $995, $478,963 and $553, respectively and received $7,761 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4.   Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended August 31, 2003 aggregated $237,451,157 and $281,085,510, respectively. Included in the aforementioned transactions are purchases and sales with other Morgan Stanley funds of $270,671 and $516,479, respectively including an unrealized gain of $236,376.

For the year ended August 31, 2003, the Fund incurred brokerage commissions of $1,370 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager, Sub-Advisor and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley New Discoveries Fund

Notes to Financial Statements August 31, 2003 continued

Morgan Stanley Trust, an affiliate of the Investment Manager, Sub-Advisor and Distributor, is the Fund's transfer agent. At August 31, 2003, the Fund had transfer agent fees and expenses payable of approximately $3,400.

5.   Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of August 31, 2003, the tax-basis components of accumulated losses were as follows:

Net accumulated earnings	—
Capital loss carryforward*	$(335,764,672)
Net unrealized appreciation	22,909,261
Total accumulated losses	$(312,855,411)

* As of August 31, 2003, the Fund had a net capital loss carryforward of $335,764,672 of which $5,710,128 will expire on August 31, 2009, $268,324,174 will expire on August 31, 2010 and $63,730,370 will expire on August 31, 2011 to offset future capital gains to the extent provided by regulations.

As of August 31, 2003, the Fund had temporary book/tax differences attributable to capital loss deferrals on wash sales and permanent book/tax differences primarily attributable to a net operating loss. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $3,099,963, accumulated net realized loss was credited $27,933 and net investment loss was credited $3,072,030.

Morgan Stanley New Discoveries Fund

Notes to Financial Statements August 31, 2003 continued

6.   Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE YEAR ENDED AUGUST 31, 2003		FOR THE YEAR ENDED AUGUST 31, 2002
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	554,141	$2,283,028	450,865	$2,401,289
Redeemed	(1,412,554)	(6,097,823)	(2,527,335)	(13,251,276)
Net decrease – Class A	(858,413)	(3,814,795)	(2,076,470)	(10,849,987)
CLASS B SHARES
Sold	608,426	2,597,889	2,308,753	12,352,239
Redeemed	(7,500,704)	(30,587,466)	(14,174,494)	(71,513,083)
Net decrease – Class B	(6,892,278)	(27,989,577)	(11,865,741)	(59,160,844)
CLASS C SHARES
Sold	212,022	846,386	348,381	1,877,268
Redeemed	(1,763,361)	(7,156,821)	(3,450,017)	(17,833,359)
Net decrease – Class C	(1,551,339)	(6,310,435)	(3,101,636)	(15,956,091)
CLASS D SHARES
Sold	29,849	132,431	226,838	1,178,864
Redeemed	(558,101)	(2,362,360)	(1,454,224)	(7,502,230)
Net decrease – Class D	(528,252)	(2,229,929)	(1,227,386)	(6,323,366)
Net decrease in Fund	(9,830,281)	$(40,344,736)	(18,271,233)	$(92,290,288)

7.   Fund Merger

On July 31, 2003, the Trustees of Morgan Stanley Developing Growth Securities Trust ("Developing Growth") and the Fund approved a Plan of Reorganization whereby the Fund would be merged into Developing Growth. The Plan of Reorganization is subject to the consent of the Fund's shareholders at a special meeting scheduled to be held on December 16, 2003. If approved, the assets of Developing Growth would be combined with the assets of the Fund and shareholders of the Fund would become shareholders of Developing Growth, receiving shares of the corresponding class of Developing Growth equal to the value of their holdings in the Fund.

Morgan Stanley New Discoveries Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED AUGUST 31, 2003	FOR THE YEAR ENDED AUGUST 31, 2002	FOR THE PERIOD SEPTEMBER 27, 2000* THROUGH AUGUST 31, 2001
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$4.07	$5.73	$10.00
Income (loss) from investment operations:
Net investment loss‡	(0.07)	(0.07)	(0.07)
Net realized and unrealized gain (loss)	1.16	(1.59)	(4.20)
Total income (loss) from investment operations	1.09	(1.66)	(4.27)
Net asset value, end of period	$5.16	$4.07	$5.73
Total Return†	26.78%	(28.97)%	(42.70)	% (1)
Ratios to Average Net Assets(3):
Expenses	1.81%	1.63%	1.49	%(2)
Net investment loss	(1.57)%	(1.30)%	(1.08)	% (2)
Supplemental Data:
Net assets, end of period, in thousands	$13,925	$14,492	$32,268
Portfolio turnover rate	172%	216%	155	%(1)

*	Commencement of operations.
‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley New Discoveries Fund

Financial Highlights continued

	FOR THE YEAR ENDED AUGUST 31, 2003	FOR THE YEAR ENDED AUGUST 31, 2002	FOR THE PERIOD SEPTEMBER 27, 2000* THROUGH AUGUST 31, 2001
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$4.01	$5.69	$10.00
Income (loss) from investment operations:
Net investment loss‡	(0.10)	(0.11)	(0.13)
Net realized and unrealized gain (loss)	1.14	(1.57)	(4.18)
Total income (loss) from investment operations	1.04	(1.68)	(4.31)
Net asset value, end of period	$5.05	$4.01	$5.69
Total Return†	25.94%	(29.53)%	(43.10)	% (1)
Ratios to Average Net Assets(3):
Expenses	2.56%	2.39%	2.28	%(2)
Net investment loss	(2.32)%	(2.06)%	(1.87)	% (2)
Supplemental Data:
Net assets, end of period, in thousands	$104,235	$110,575	$224,120
Portfolio turnover rate	172%	216%	155	%(1)

*	Commencement of operations.
‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley New Discoveries Fund

Financial Highlights continued

	FOR THE YEAR ENDED AUGUST 31, 2003	FOR THE YEAR ENDED AUGUST 31, 2002	FOR THE PERIOD SEPTEMBER 27, 2000* THROUGH AUGUST 31, 2001
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$4.00	$5.69	$10.00
Income (loss) from investment operations:
Net investment loss‡	(0.10)	(0.11)	(0.13)
Net realized and unrealized gain (loss)	1.13	(1.58)	(4.18)
Total income (loss) from investment operations	1.03	(1.69)	(4.31)
Net asset value, end of period	$5.03	$4.00	$5.69
Total Return†	25.75%	(29.70)%	(43.10)	% (1)
Ratios to Average Net Assets(3):
Expenses	2.56%	2.39%	2.28	%(2)
Net investment loss	(2.32)%	(2.06)%	(1.87)	% (2)
Supplemental Data:
Net assets, end of period, in thousands	$25,323	$26,351	$55,080
Portfolio turnover rate	172%	216%	155	%(1)

*	Commencement of operations.
‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley New Discoveries Fund

Financial Highlights continued

	FOR THE YEAR ENDED AUGUST 31, 2003	FOR THE YEAR ENDED AUGUST 31, 2002	FOR THE PERIOD SEPTEMBER 27, 2000* THROUGH AUGUST 31, 2001
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$4.09	$5.74	$10.00
Income (loss) from investment operations:
Net investment loss‡	(0.06)	(0.06)	(0.07)
Net realized and unrealized gain (loss)	1.17	(1.59)	(4.19)
Total income (loss) from investment operations	1.11	(1.65)	(4.26)
Net asset value, end of period	$5.20	$4.09	$5.74
Total Return†	27.14%	(28.75)%	(42.60)	% (1)
Ratios to Average Net Assets(3):
Expenses	1.56%	1.39%	1.28	%(2)
Net investment loss	(1.32)%	(1.06)%	(0.87)	% (2)
Supplemental Data:
Net assets, end of period, in thousands	$3,989	$5,302	$14,480
Portfolio turnover rate	172%	216%	155	%(1)

*	Commencement of operations.
‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley New Discoveries Fund

Independent Auditors' Report

To the Shareholders and Board of Trustees of
Morgan Stanley New Discoveries Fund:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley New Discoveries Fund (the "Fund"), including the portfolio of investments, as of August 31, 2003, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley New Discoveries Fund as of August 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
October 15, 2003

Morgan Stanley New Discoveries Fund

Trustee and Officer Information

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Michael Bozic (62) c/o Mayer, Brown, Rowe & Maw LLP Counsel to the Independent Directors 1675 Broadway New York, NY	Trustee	Since April 1994	Retired; Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003 (since April 1994) and the Institutional Funds (since July 2003); formerly Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); formerly variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	216	Director of Weirton Steel Corporation.
Edwin J. Garn (70) c/o Summit Ventures LLC 1 Utah Center 201 S. Main Street Salt Lake City, UT	Trustee	Since January 1993	Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003 (since January 1993) and the Institutional Funds (since July 2003); member of the Utah Regional Advisory Board of Pacific Corp.; formerly United States Senator (R-Utah) (1974-1992) and Chairman, Senate Banking Committee (1980-1986), Mayor of Salt Lake City, Utah (1971-1974), Astronaut, Space Shuttle Discovery (April 12-19, 1985), and Vice Chairman, Huntsman Corporation (chemical company).	216	Director of Franklin Covey (time management systems), BMW Bank of North America, Inc. (industrial loan corporation), United Space Alliance (joint venture between Lockheed Martin and the Boeing Company) and Nuskin Asia Pacific (multilevel marketing); member of the board of various civic and charitable organizations.

Wayne E. Hedien (69) c/o Mayer, Brown, Rowe & Maw LLP Counsel to the Independent Directors 1675 Broadway New York, NY	Trustee	Since September 1997	Retired; Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003; (Since September 1997) and the Institutional Funds (since July 2003); formerly associated with the Allstate Companies (1966-1994), most recently as Chairman of The Allstate Corporation (March 1993-December 1994) and Chairman and Chief Executive Officer of its wholly-owned subsidiary, Allstate Insurance Company (July 1989-December 1994).	216	Director of The PMI Group Inc. (private mortgage insurance); Trustee and Vice Chairman of The Field Museum of Natural History; director of various other business and charitable organizations.

Morgan Stanley New Discoveries Fund

Trustee and Officer Information continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Dr. Manuel H. Johnson (54) c/o Johnson Smick International, Inc. 2099 Pennsylvania Avenue, N.W. Suite 950 Washington, D.C.	Trustee	Since July 1991	Chairman of the Audit Committee and Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003 (since July 1991) and the Institutional Funds (since July 2003); Senior Partner, Johnson Smick International, Inc., a consulting firm; Co-Chairman and a founder of the Group of Seven Council (G7C), an international economic commission; formerly Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	216	Director of NVR, Inc. (home construction); Chairman and Trustee of the Financial Accounting Foundation (oversight organization of the Financial Accounting Standards Board); Director of RBS Greenwich Capital Holdings (financial holding company).

Joseph J. Kearns (61) PMB754 23852 Pacific Coast Highway Malibu, CA	Trustee	Since July 2003	Deputy Chairman of the Audit Committee and Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003 (since July 2003) and the Institutional Funds (since August 1994); previously Chairman of the Audit Committee of the Institutional Funds (October 2001-July 2003); President, Kearns & Associates LLC (investment consulting); formerly CFO of the J. Paul Getty Trust.	217	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation, and the UCLA Foundation.
Michael E. Nugent (67) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY	Trustee	Since July 1991	Chairman of the Insurance Committee and Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003 (since July 1991) and the Institutional Funds (since July 2001); General Partner of Triumph Capital, L.P., a private investment partnership; formerly Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	216	Director of various business organizations.
Fergus Reid (71) 85 Charles Colman Blvd. Pawling, NY	Trustee	Since July 2003	Chairman of the Governance Committee and Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003 (since July 2003) and the Institutional Funds (since June 1992); Chairman of Lumelite Plastics Corporation.	217	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by JP Morgan Investment Management Inc.

Morgan Stanley New Discoveries Fund

Trustee and Officer Information continued

Interested Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Charles A. Fiumefreddo (70) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Chairman of the Board and Trustee	Since July 1991	Chairman and Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003 (since July 1991) and the Institutional Funds (since July 2003); formerly Chief Executive Officer of the Retail Funds and the TCW/DW Term Trust 2003 (until September 2002).	216	None
James F. Higgins (55) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Trustee	Since June 2000	Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003 (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000); Director of the Distributor and Dean Witter Realty Inc.; previously President and Chief Operating Officer of the Private Client Group of Morgan Stanley (May 1999-August 2000), and President and Chief Operating Officer of Individual Securities of Morgan Stanley (February 1997-May 1999).	216	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).
Philip J. Purcell (59) 1585 Broadway New York, NY	Trustee	Since April 1994	Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003 (since April 1994) and the Institutional Funds (since July 2003); Chairman of the Board of Directors and Chief Executive Officer of Morgan Stanley and Morgan Stanley DW Inc.; Director of the Distributor; Chairman of the Board of Directors and Chief Executive Officer of Novus Credit Services Inc.; Director and/or officer of various Morgan Stanley subsidiaries.	216	Director of American Airlines, Inc. and its parent company, AMR Corporation.

*	This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") (the "Retail Funds").
**	The dates referenced below indicating commencement of services as Director/Trustee for the Retail Funds and the funds advised by Morgan Stanley Investment Management Inc., Morgan Stanley Investments LP and Morgan Stanley AIP GP LP (the "Institutional Funds") reflect the earliest date the Director/Trustee began serving the Retail or Institutional Funds as applicable.
***	The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Manager and any funds that have an investment advisor that is an affiliated person of the Investment Manager (including but not limited to Morgan Stanley Investment Management Inc. and Morgan Stanley Investments LP).

Morgan Stanley New Discoveries Fund

Trustee and Officer Information continued

Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**
Mitchell M. Merin (50) 1221 Avenue of the Americas New York, NY	President	Since May 1999	President and Chief Operating Officer of Morgan Stanley Investment Management Inc.; President, Director and Chief Executive Officer of the Investment Manager and Morgan Stanley Services; Chairman, Chief Executive Officer and Director of the Distributor; Chairman and Director of the Transfer Agent; Director of various Morgan Stanley subsidiaries; President Morgan Stanley Investments LP (since February 2003); President of the Institutional Funds (since July 2003) and President of the Retail Funds and TCW/DW Term Trust 2003 (since May 1999); Trustee (since July 2003) and President (since December 2002) of the Van Kampen Closed-End Funds; Trustee (since May 1999) and President (since October 2002) of the Van Kampen Open-End Funds.
Ronald E. Robison (64) 1221 Avenue of the Americas New York, NY	Executive Vice President and Principal Executive Officer	Since April 2003	Chief Global Operations Officer and Managing Director of Morgan Stanley Investment Management Inc.; Managing Director of Morgan Stanley & Co. Incorporated; Managing Director of Morgan Stanley; Managing Director, Chief Administrative Officer and Director of the Investment Manager and Morgan Stanley Services; Chief Executive Officer and Director of the Transfer Agent; Executive Vice President and Principal Executive Officer of the Institutional Funds (since July 2003); and the TCW/DW Term Trust 2003 (since April 2003); previously President of the Institutional Funds (March 2001-July 2003) and Director of the Institutional Funds (March 2001-July 2003).
Barry Fink (48) 1221 Avenue of the Americas New York, NY	Vice President and General Counsel	Since February 1997	General Counsel (since May 2000) and Managing Director (since December 2000) of Morgan Stanley Investment Management; Managing Director (since December 2000), Secretary (since February 1997) and Director (since July 1998) of the Investment Manager and Morgan Stanley Services; Assistant Secretary of Morgan Stanley DW; Chief Legal Officer of Morgan Stanley Investments LP (since July 2002); Vice President of the Institutional Funds (since July 2003); Vice President and Secretary of the Distributor; previously Secretary of the Retail Funds (February 1997-July 2003); previously Vice President and Assistant General Counsel of the Investment Manager and Morgan Stanley Services (February 1997-December 2001).
Joseph J. McAlinden (60) 1221 Avenue of the Americas New York, NY	Vice President	Since July 1995	Managing Director and Chief Investment Officer of the Investment Manager, Morgan Stanley Investment Management Inc. and Morgan Stanley Investments LP; Director of the Transfer Agent, Chief Investment Officer of the Van Kampen Funds; Vice President of the Institutional Funds (since July 2003) and the Retail Funds (since July 1995).
Stefanie V. Chang (36) 1221 Avenue of the Americas New York, NY	Vice President	Since July 2003	Executive Director of Morgan Stanley & Co. and Morgan Stanley Investment Management Inc. and Vice President of the Institutional Funds (since December 1997) and the Retail Funds (since July 2003); formerly practiced law with the New York law firm of Rogers & Wells (now Clifford Chance LLP).

Morgan Stanley New Discoveries Fund

Trustee and Officer Information continued

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**
Francis Smith (38) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Treasurer and Chief Financial Officer	Treasurer since July 2003 and Chief Financial Officer since September 2002	Executive Director of the Investment Manager and Morgan Stanley Services (since December 2001); previously Vice President of the Retail Funds (September 2002-July 2003); previously Vice President of the Investment Manager and Morgan Stanley Services (August 2000-November 2001) and Senior Manager at PricewaterhouseCoopers LLP (January 1998-August 2000).
Thomas F. Caloia (57) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Vice President	Since July 2003	Executive Director (since December 2002) and Assistant Treasurer of the Investment Manager, the Distributor and Morgan Stanley Services; previously Treasurer of the Retail Funds (April 1989-July 2003); formerly First Vice President of the Investment Manager, the Distributor and Morgan Stanley Services.

Mary E. Mullin (36) 1221 Avenue of the Americas New York, NY	Secretary	Since July 2003	Vice President of Morgan Stanley & Co. Incorporated and Morgan Stanley Investment Management Inc.; Secretary of the Institutional Funds (since June 1999) and the Retail Funds (since July 2003); formerly practiced law with the New York law firms of McDermott, Will & Emery and Skadden, Arps, Slate, Meagher & Flom LLP.

*	This is the earliest date the Officer began serving the Retail Funds. Each Officer serves an indefinite term, until his or her successor is elected.
**	The dates referenced below indicating commencement of service as an Officer for the Retail and Institutional Funds reflect the earliest date the Officer began serving the Retail or Institutional Funds as applicable.

Trustees

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Philip J. Purcell
Fergus Reid

Officers

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President and General Counsel

Joseph J. McAlinden
Vice President

Stefanie V. Chang
Vice President

Francis Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Auditors

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Investment Manager

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

Sub-Advisor

Morgan Stanley Investments LP
One Tower Bridge
West Conshohocken, Pennsylvania 19428

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

© 2003 Morgan Stanley

39851RPT-12325I03-AP-9/03	MORGAN STANLEY FUNDS
Morgan Stanley New Discoveries Fund Annual Report August 31, 2003

Item 2.  Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b) No information need be disclosed pursuant to this paragraph.

(c) The Fund has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto

(d) The Fund has granted a waiver or an implicit waiver from a provision of its
Code of Ethics.

(e) Not applicable.

(f)

         (1)      The Fund's Code of Ethics is attached hereto as Exhibit A.

         (2)      Not applicable.

         (3)      Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are
"independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under
applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

     There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year
(the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                       2

Item 10 Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is
attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

Items 4 - 8  are not applicable

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley New Discoveries Fund
Ronald E. Robison
Principal Executive Officer
October 20, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Ronald E. Robison
Principal Executive Officer
October 20, 2003

Francis Smith
Principal Financial Officer
October 20, 2003

                                       3

                                                                    EXHIBIT 10 A

      CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL OFFICERS
                              ADOPTED JULY 31, 2003

I.       This Code of Ethics (the "Code") for the investment companies within the Morgan Stanley complex identified in Exhibit A (collectively,
         "Funds" and each, a "Fund") applies to each Fund's Principal Executive
         Officer, President, Principal Financial Officer and Treasurer (or
         persons performing similar functions) ("Covered Officers" each of whom are set forth in Exhibit B) for the purpose of promoting:

         o        honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships.

         o        full, fair, accurate, timely and understandable disclosure in reports and documents that a company files with, or submits to, the Securities and Exchange Commission ("SEC") and in
                  other public communications made by the Fund;

         o        compliance with applicable laws and governmental rules and regulations;

         o        prompt internal reporting of violations of the Code to an
                  appropriate person or persons identified in the Code; and

         o        accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest. Any question about the application of the Code should be referred to the General Counsel or his/her designee (who is set forth in Exhibit C).

                                       4

II.      COVERED OFFICERS SHOULD HANDLE ETHICALLY ACTUAL AND APPARENT CONFLICTS
         OF INTEREST

         OVERVIEW. A "conflict of interest" occurs when a Covered Officer's private interest interferes, or appears to interfere, with the interests of, or his service to, the Fund. For example, a conflict of interest would arise if a
Covered Officer, or a member of his family, receives improper personal benefits as a result of his position with the Fund.

         Certain conflicts of interest arise out of the relationships between
Covered Officers and the Fund and already are subject to conflict of interest provisions in the Investment Company Act of 1940 ("Investment Company Act") and
the Investment Advisers Act of 1940 ("Investment Advisers Act"). For example,
Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Fund because of their status as "affiliated persons" (as defined in the Investment Company Act)
of the Fund. The Fund's and its investment adviser's compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside the parameters of this
Code, unless or until the General Counsel determines that any violation of such programs and procedures is also a violation of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts may arise from, or as a result of, the contractual relationship between the Fund and its investment adviser of which the Covered
Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Fund or for the investment adviser, or for both), be involved in establishing policies and implementing decisions that will have different effects on the Fund and its investment adviser. The participation of the Covered
Officers in such activities is inherent in the contractual relationship between the Fund and the investment adviser and is consistent with the performance by the Covered Officers of their duties as officers of the Fund. Thus, if performed in conformity with the provisions of the Investment Company Act and the
Investment Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by the Funds' Boards of
Directors/Trustees ("Boards") that the Covered Officers may also be officers or employees of one or more other investment companies covered by this or other codes.

         Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company
Act and the Investment Advisers Act. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Fund.

         Each Covered Officer must not:

         o        use his personal influence or personal relationships
                  improperly to influence investment decisions or financial
                  reporting by the Fund whereby the Covered Officer would
                  benefit personally (directly or indirectly) to the detriment of the Fund;

                                       5

         o        cause the Fund to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Fund; or

         o        use material non-public knowledge of portfolio transactions made or contemplated for, or actions proposed to be taken by, the Fund to trade personally or cause others to trade
                  personally in contemplation of the market effect of such
                  transactions.

         Each Covered Officer must, at the time of signing this Code, report to the General Counsel all affiliations or significant business relationships outside the Morgan Stanley complex and must update the report annually.

         Conflict of interest situations should always be approved by the
General Counsel and communicated to the relevant Fund or Fund's Board. Any activity or relationship that would present such a conflict for a Covered
Officer would likely also present a conflict for the Covered Officer if an immediate member of the Covered Officer's family living in the same household engages in such an activity or has such a relationship. Examples of these include:

         o        service or significant business relationships as a director on the board of any public or private company;

         o        accepting directly or indirectly, anything of value, including gifts and gratuities in excess of $100 per year from any
                  person or entity with which the Fund has current or
                  prospective business dealings, not including occasional meals or tickets for theatre or sporting events or other similar entertainment; provided it is business-related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of impropriety;

         o        any ownership interest in, or any consulting or employment relationship with, any of the Fund's service providers, other than its investment adviser, principal underwriter, or any affiliated person thereof; and

         o        a direct or indirect financial interest in commissions,
                  transaction charges or spreads paid by the Fund for effecting portfolio transactions or for selling or redeeming shares
                  other than an interest arising from the Covered Officer's
                  employment, such as compensation or equity ownership.

III.     DISCLOSURE AND COMPLIANCE

         o        Each Covered Officer should familiarize himself/herself with the disclosure and compliance requirements generally
                  applicable to the Funds;

         o        each Covered Officer must not knowingly misrepresent, or cause others to misrepresent, facts about the Fund to others,
                  whether within or outside the

                                       6

                  Fund, including to the Fund's Directors/Trustees and auditors, or to governmental regulators and self-regulatory
                  organizations;

         o        each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and their investment advisers with the goal of promoting full, fair, accurate, timely and
                  understandable disclosure in the reports and documents the
                  Funds file with, or submit to, the SEC and in other public communications made by the Funds; and

         o        it is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by
                  applicable laws, rules and regulations.

IV.      REPORTING AND ACCOUNTABILITY

         Each Covered Officer must:

         o        upon adoption of the Code (thereafter as applicable, upon
                  becoming a Covered Officer), affirm in writing to the Boards that he has received, read and understands the Code;

         o        annually thereafter affirm to the Boards that he has complied with the requirements of the Code;

         o        not retaliate against any other Covered Officer, other officer or any employee of the Funds or their affiliated persons for reports of potential violations that are made in good faith;
                  and

         o        notify the General Counsel promptly if he/she knows or
                  suspects of any violation of this Code. Failure
                  to do so is itself a violation of this Code.

         The General Counsel is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation. However, any waivers(1) sought by a Covered Officer must be considered by the Board of the relevant Fund or
Funds.

         The Funds will follow these procedures in investigating and enforcing this Code:

         o        the General Counsel will take all appropriate action to
                  investigate any potential violations reported to him;

--------------
(1)      Item 2 of Form N-CSR defines "waiver" as "the approval by the registrant of a material departure from a provision of the code of ethics."

                                       7

         o        if, after such investigation, the General Counsel believes that no violation has occurred, the General Counsel is not required to take any further action;

         o        any matter that the General Counsel believes is a violation will be reported to the relevant Fund's Audit Committee;

         o        if the directors/trustees/managing general partners who are not "interested persons" as defined by the Investment Company
                  Act (the "Independent Directors/Trustees/Managing General
                  Partners") of the relevant Fund concur that a violation has occurred, they will consider appropriate action, which may include review of, and appropriate modifications to,
                  applicable policies and procedures; notification to
                  appropriate personnel of the investment adviser or its board;
                  or a recommendation to dismiss the Covered Officer or other appropriate disciplinary actions;

         o        the Independent Directors/Trustees/Managing General Partners
                  of the relevant Fund will be responsible
                  for granting waivers of this Code, as appropriate; and

         o        any changes to or waivers of this Code will, to the extent required, be disclosed as provided by SEC rules.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Sarbanes-Oxley Act of 2002 and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedures of the Funds, the Funds' investment advisers, principal underwriters, or other service providers govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code unless any provision of this Code conflicts with any applicable federal or state law, in which case the requirements of such law will govern. The Funds' and their investment advisers' and principal underwriters' codes of ethics under Rule 17j-1 under the Investment Company Act and Morgan Stanley's Code of Ethics are separate requirements applying to the
Covered Officers and others, and are not part of this Code.

VI.      AMENDMENTS

         Any amendments to this Code, other than amendments to Exhibits A, B or C, must be approved or ratified by a majority vote of the Board of each
Fund, including a majority of Independent Directors/Trustees/Managing General
Partners.

                                       8

VII.     CONFIDENTIALITY

         All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Independent
Directors/Trustees/Managing General Partners of the relevant Fund or Funds and their counsel, the relevant Fund or Funds and their counsel and the relevant investment adviser and its counsel.

                                       9

VIII.    INTERNAL USE

         The Code is intended solely for the internal use by the Funds and does not constitute an admission, by or on behalf of any Fund, as to any fact, circumstance, or legal conclusion

I have read and understand the terms of the above Code. I recognize the responsibilities and obligations incurred by me as a result of my being subject to the Code. I hereby agree to abide by the above Code.

__________________________

Date:_____________________

                                       10

                                    EXHIBIT B

                               INSTITUTIONAL FUNDS
                                COVERED OFFICERS

                          Mitchell M. Merin - President
  Ronald E. Robison - Executive Vice President and Principal Executive Officer
            James W. Garrett - Chief Financial Officer and Treasurer

                                  RETAIL FUNDS
                                COVERED OFFICERS

                          Mitchell M. Merin - President
  Ronald E. Robison - Executive Vice President and Principal Executive Officer
               Frank Smith - Chief Financial Officer and Treasurer

                                       18

                                    EXHIBIT C

                                 GENERAL COUNSEL

                                   Barry Fink

                                       12

                                                                   EXHIBIT 10 B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS

I, Ronald E. Robison, certify that:

         1.       I have reviewed this report on Form N-CSR of Morgan Stanley
                  New Discoveries Fund;

         2.       Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the
                  circumstances under which such statements were made, not
                  misleading with respect to the period covered by this report;

         3.       Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the
                  financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods
                  presented in this report;

         4.       The registrant's other certifying officers and I are
                  responsible for establishing and maintaining disclosure
                  controls and procedures (as defined in Rule 30a-2(c) under the
                  Investment Company Act of 1940) for the registrant and have:

         a)       designed such disclosure controls and procedures to ensure that material information relating to the registrant,
                  including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the
                  period in which this report is being prepared;

         b)       evaluated the effectiveness of the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"); and

         c)       presented in this report our conclusions about the
                  effectiveness of the disclosure controls and procedures based on our evaluation as of the Evaluation Date;

         5.       The registrant's other certifying officers and I have
                  disclosed, based on our most recent evaluation, to the
                  registrant's auditors and the audit committee of the
                  registrant's board of directors (or persons performing the equivalent functions):

                                       13

         a)       all significant deficiencies in the design or operation of internal controls which could adversely affect the
                  registrant's ability to record, process, summarize, and report financial data and have identified for the registrant's
                  auditors any material weaknesses in internal controls; and

         b)       any fraud, whether or not material, that involves management or other employees who have a significant role in the
                  registrant's internal controls; and

         6.       The registrant's other certifying officers and I have
                  indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective
                  actions with regard to significant deficiencies and material weaknesses.

         Date: October 20, 2003

                                                    Ronald E. Robison

                                                    Principal Executive Officer

                                       14

                                                                   EXHIBIT 10 B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS

I, Francis Smith, certify that:

         1.       I have reviewed this report on Form N-CSR of Morgan Stanley
                  New Discoveries Fund;

         2.       Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the
                  circumstances under which such statements were made, not
                  misleading with respect to the period covered by this report;

         3.       Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the
                  financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods
                  presented in this report;

         4.       The registrant's other certifying officers and I are
                  responsible for establishing and maintaining disclosure
                  controls and procedures (as defined in Rule 30a-2(c) under the
                  Investment Company Act of 1940) for the registrant and have:

         (i)      designed such disclosure controls and procedures to ensure that material information relating to the registrant,
                  including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the
                  period in which this report is being prepared;

         (ii)     evaluated the effectiveness of the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"); and

         (iii)    presented in this report our conclusions about the
                  effectiveness of the disclosure controls and procedures based on our evaluation as of the Evaluation Date;

         5.       The registrant's other certifying officers and I have
                  disclosed, based on our most recent evaluation, to the
                  registrant's auditors and the audit committee of the
                  registrant's board of directors (or persons performing the equivalent functions):

                                       15

         a)       all significant deficiencies in the design or operation of internal controls which could adversely affect the
                  registrant's ability to record, process, summarize, and report financial data and have identified for the registrant's
                  auditors any material weaknesses in internal controls; and

         b)       any fraud, whether or not material, that involves management or other employees who have a significant role in the
                  registrant's internal controls; and

         6.       The registrant's other certifying officers and I have
                  indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective
                  actions with regard to significant deficiencies and material weaknesses.

         Date: October 20, 2003

                                                     Francis Smith

                                                     Principal Financial Officer

                                       16

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley New Discoveries Fund

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended August 31, 2003 that is accompanied by this certification, the undersigned hereby certifies that:

1.       The Report fully complies with the requirements of Section 13(a) or
         15(d) of the Securities Exchange Act of 1934; and

2.       The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: October 20, 2003                               Ronald E. Robison
                                                     Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley New Discoveries Fund and will be retained by Morgan
Stanley New Discoveries Fund and furnished to the Securities and Exchange
Commission or its staff upon request.

                                       17

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley New Discoveries Fund

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended August 31, 2003 that is accompanied by this certification, the undersigned hereby certifies that:

1.       The Report fully complies with the requirements of Section 13(a) or
         15(d) of the Securities Exchange Act of 1934; and

2.       The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: October 20, 2003                               Francis Smith
                                                     Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley New Discoveries Fund and will be retained by Morgan
Stanley New Discoveries Fund and furnished to the Securities and Exchange
Commission or its staff upon request.

                                       18